Exhibit 99.1

CF 2019-C1 Mortgage Trust

Commercial Mortgage Pass-Through Certificates, Series 2019-C1

Report To:

Cantor Commercial Real Estate Lending, L.P.

CCRE Commercial Mortgage Securities, L.P.

Cantor Fitzgerald & Co.

Starwood Mortgage Capital LLC

KeyBank National Association

KeyBanc Capital Markets Inc.

CIBC Inc.

CIBC World Markets Corp.

8 April 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Cantor Commercial Real Estate Lending, L.P.

CCRE Commercial Mortgage Securities, L.P.

Cantor Fitzgerald & Co.

110 East 59th Street

New York, New York 10022

Starwood Mortgage Capital LLC

1601 Washington Avenue, Suite 800

Miami Beach, Florida 33139

KeyBank National Association

11501 Outlook, Suite 300

Overland Park, Kansas 66211

KeyBanc Capital Markets Inc. 127 Public Square Cleveland, Ohio 44114 CIBC Inc. CIBC World Markets Corp. 300 Madison Avenue New York, New York 10017

Re:	CF 2019-C1 Mortgage Trust (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2019-C1 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist CCRE Commercial Mortgage Securities, L.P. (the “Depositor”) with respect to certain information relating to the Mortgage Loans (as defined in Attachment A) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Cantor Commercial Real Estate Lending, L.P. (“CCRE”), Starwood Mortgage Capital LLC (“Starwood”), KeyBank National Association (“KeyBank”) and CIBC Inc. (“CIBC,” together with CCRE, Starwood and KeyBank, the “Mortgage Loan Sellers”), on behalf of the Depositor, provided us with the following information, as applicable, for each Mortgage Loan:

a.	Certain electronic data files (the “Borrower Operating Statement Data Files”) prepared by the Mortgage Loan borrower(s) containing revenue, expense and net operating income information relating to the historical three year period, if applicable (the “Historical 3 Year Period”), and most recent trailing twelve month period, if applicable (the “TTM Period,” together with the Historical 3 Year Period, the “Historical Periods”), for the Collateral Property (as defined in Attachment A) or Collateral Properties (as defined in Attachment A) that secure the Mortgage Loan,

b.	The most recent appraisal reports (the “Appraisals”) prepared for the applicable Mortgage Loan Seller, which contain the appraiser’s estimated year one (the “Year One Period,” together with the Historical Periods, the “Specified Periods”) revenue, expense and net operating income information for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
c.	Electronic underwriting files (the “Underwriting Files”) prepared by the applicable Mortgage Loan Seller containing:
i.	The revenue and expense information for the Specified Periods and
ii.	The underwritten revenue, expense and net cash flow information for the underwritten period (the “Underwritten Period”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

d.	The most recent real estate tax bills (the “Tax Bills”) for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
e.	Instructions, assumptions and methodologies (the “Underwriting Instructions and Adjustments”) used by the applicable Mortgage Loan Seller to prepare the information on the Underwriting Files, ASRs (as defined herein), Underwritten Rent Rolls (as defined herein) and/or Tenant Billing Schedules (as defined herein) which were included as footnotes to the Underwriting Files and/or were separately provided in e-mail or other written correspondence from the applicable Mortgage Loan Seller and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with a schedule (the “Mortgage Loan Schedule”) containing a list of the Mortgage Loans and the original principal balance of each Mortgage Loan, which is shown on Exhibit 1 to Attachment A.

For the purpose of the procedures described in this report with respect to each Mortgage Loan with an original principal balance, as shown on the Mortgage Loan Schedule, equal to or greater than $10,000,000 (the “$10MM+ Mortgage Loans”), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, provided us with:

a.	The most recent insurance bills (the “Insurance Bills”) or insurance review files (the “Insurance Review Files”) for the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan,
b.	The asset summary report(s) (the “ASRs”),
c.	The most recent electronic borrower rent roll files (the “Borrower Rent Roll Files”) for the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan,
d.	Electronic files containing the calculation of the physical occupancy rate for each Historical Period (the “Historical Occupancy Files”) for the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan (only if the physical occupancy rate for such Historical Period was not included on the corresponding Borrower Operating Statement Data Files),
e.	The lease agreements (the “Leases”), lease abstracts (the “Lease Abstracts”) and/or lease estoppels (the “Estoppels,” together with the Leases and Lease Abstracts, the “Lease Documents”) relating to the tenants at the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan and
f.	The underwritten rent rolls (the “Underwritten Rent Rolls”) for the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan.

For the purpose of the procedures described in this report with respect to each of the fifteen (15) largest Mortgage Loans (by original principal balance) in the order shown on the Mortgage Loan Schedule (the “Top 15 Mortgage Loans”) (except for the Mortgage Loans identified on the Mortgage Loan Schedule as “Graham Fee Portfolio” (the “Graham Fee Portfolio Mortgage Loan”) and “394 Broadway” (the “394 Broadway Mortgage Loan”)), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, provided us with the tenant billing schedule and any supplemental information prepared by the Mortgage Loan borrower(s) (each, a “Tenant Billing Schedule”) relating to the tenants at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan (except for the Graham Fee Portfolio Mortgage Loan and 394 Broadway Mortgage Loan).

For certain Collateral Properties, we were instructed by the applicable Mortgage Loan Sellers, on behalf of the Depositor, to obtain information relating to the current property taxes for each such Collateral Property from the applicable tax assessor website (each, a “Tax Assessor Website,” and collectively, the “Tax Assessor Websites”).

For the purpose of the procedures described in this report, the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Insurance Bills, Insurance Review Files, Borrower Rent Roll Files, Historical Occupancy File, Lease Documents, Tenant Billing Schedules and Tax Assessor Websites are hereinafter collectively referred to as the “Source Documents.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Source Documents, Underwriting Files, Underwriting Instructions and Adjustments, Mortgage Loan Schedule, ASRs, Underwritten Rent Rolls and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Underwriting Files, ASRs or Underwritten Rent Rolls. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Underwriting Instructions and Adjustments, Mortgage Loan Schedule or any other information provided to us, or that we were instructed to obtain, by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) the ability of any Mortgage Loan borrower(s) to repay the Mortgage Loans, (c) questions of legal or tax interpretation and (d) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	The value of the collateral securing the Mortgage Loans,
ii.	Whether the Sellers of the Mortgage Loans complied with federal, state or local laws or regulations or
iii.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

8 April 2019

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first liens on various commercial, multifamily and manufactured housing properties (each, a “Collateral Property,” and collectively, the “Collateral Properties”).

Procedures performed and our associated findings

Operating Statement Comparison and Recalculation Procedures

1.	Using:
a.	Information on the Borrower Operating Statement Data Files,
b.	Information in the Appraisal(s) and
c.	The Underwriting Instructions and Adjustments

for each Top 15 Mortgage Loan (as applicable) (except for the Mortgage Loan identified on the Mortgage Loan Schedule as “Stern Multifamily Portfolio” (the “Stern Multifamily Portfolio Mortgage Loan”), Graham Fee Portfolio Mortgage Loan and 394 Broadway Mortgage Loan), we compared, or recalculated and compared:

i.	Each revenue line item,
ii.	Each expense line item and
iii.	Net operating income

for each Specified Period that is shown on the Borrower Operating Statement Data Files and Appraisal(s) (as applicable) to the corresponding information on the Underwriting File. We provided the applicable Mortgage Loan Sellers a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Using:

a.	Information on the Borrower Operating Statement Data Files,
b.	Information in the Appraisal(s),
c.	Information on the Borrower Rent Roll Files,
d.	Information on the Tenant Billing Schedules and
e.	The Underwriting Instructions and Adjustments

for each Mortgage Loan that is not a Top 15 Mortgage Loan and the Stern Multifamily Portfolio Mortgage Loan, Graham Fee Portfolio Mortgage Loan and 394 Broadway Mortgage Loan, we compared, or recalculated and compared:

i.	The effective gross revenue or total revenues,
ii.	Total expenses and
iii.	Net operating income

for each Specified Period that is shown on the Borrower Operating Statement Data Files, Appraisal(s), Borrower Rent Roll Files or Tenant Billing Schedules (as applicable) to the corresponding information on the Underwriting File. We provided the applicable Mortgage Loan Sellers a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Attachment A Page 2 of 8

Operating Statement Comparison and Recalculation Procedures (continued)

1. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Omit non-cash and non-recurring revenues and expenses that are shown on the Borrower Operating Statement Data Files from the comparison of the information that is shown on the Underwriting File,
b.	Use a materiality threshold of +/- 4%, calculated as a percentage of the value as shown on the Borrower Operating Statement Data Files, Appraisal(s), Borrower Rent Roll Files or Tenant Billing Schedules (as applicable) and
c.	Not perform the procedure described above for any of the Specified Periods that were not shown on the Underwriting Files for the Collateral Properties that secure the Mortgage Loans.

We performed no procedures to compare any information on the Borrower Operating Statement Data Files to any of the corresponding information in the Appraisal(s), Borrower Rent Roll Files or Tenant Billing Schedules.

Historical Occupancy Comparison Procedures

2.	Using:
a.	Information on the Historical Occupancy Files,
b.	Information on the Borrower Rent Roll Files,
c.	Information on the Borrower Operating Statement Data Files,
d.	Information in the Leases and
e.	The Underwriting Instructions and Adjustments

for each $10MM+ Mortgage Loan (as applicable), we compared the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Rent Roll Files, Borrower Operating Statement Data Files or Leases (as applicable) to the corresponding physical occupancy rates on the Underwriting File. We provided the applicable Mortgage Loan Sellers a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use an absolute materiality threshold of +/- 0.5% and
b.	Not perform the procedure described above for any of the Historical Periods that were not shown on the Underwriting Files for the Collateral Properties that secure the $10MM+ Mortgage Loans.

We performed no procedures to compare any information on the Historical Occupancy Files to any of the corresponding information on the Borrower Rent Roll Files, Borrower Operating Statement Data Files or Leases.

Attachment A Page 3 of 8

Cashflow Reimbursement Comparison Procedures

3.	Using:
a.	Information on the Tenant Billing Schedules,
b.	Information in the Leases,
c.	Information in the Lease Abstracts,
d.	Information on the Borrower Rent Roll Files and
e.	The Underwriting Instructions and Adjustments

for each Top 15 Mortgage Loan for which the underwritten cash flow reimbursements represent less than 25% of the underwritten effective gross revenue (as applicable) (except for the Graham Fee Portfolio Mortgage Loan and 394 Broadway Mortgage Loan), both as shown on the Underwriting File and/or Underwritten Rent Roll (as applicable), we compared the cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant from largest to smallest) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan, as shown in the Source Documents listed in a. through d. above (as applicable), to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. We provided the applicable Mortgage Loan Sellers a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Using:

a.	Information on the Tenant Billing Schedules,
b.	Information in the Leases,
c.	Information in the Lease Abstracts,
d.	Information on the Borrower Rent Roll Files and
e.	The Underwriting Instructions and Adjustments

for each Top 15 Mortgage Loan for which the underwritten cash flow reimbursements represent 25% or more of the underwritten effective gross revenue (as applicable) (except for the Graham Fee Portfolio Mortgage Loan and 394 Broadway Mortgage Loan), both as shown on the Underwriting File and/or Underwritten Rent Roll (as applicable), we compared the cash flow reimbursements for the five largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan, as shown in the Source Documents listed in a. through d. above (as applicable), to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. We provided the applicable Mortgage Loan Sellers a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Attachment A Page 4 of 8

Cashflow Reimbursement Comparison Procedures (continued)

3. (continued)

The Depositor instructed us to not perform the procedure described above for the Graham Fee Portfolio Mortgage Loan and 394 Broadway Mortgage Loan.

For the purpose of this procedure, the Depositor instructed us to use a materiality threshold of +/- 10%, calculated as a percentage of the value as shown on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files (as applicable), which is also below $10,000.

We performed no procedures to compare any information on the Tenant Billing Schedules to any of the corresponding information in the Leases, Lease Abstracts or Borrower Rent Roll Files.

Supporting Expense Comparison and Recalculation Procedures

4.	Using:
a.	Information in the Tax Bills,
b.	Information on the Tax Assessor Websites,
c.	Information in the Insurance Bills,
d.	Information in the Insurance Review Files,
e.	Information in the Appraisal(s) and
f.	The Underwriting Instructions and Adjustments

for each $10MM+ Mortgage Loan (as applicable), we compared the tax expense and insurance expense amounts for the TTM Period or Underwritten Period (as applicable), as shown in the Source Documents listed in a. through e. above (as applicable), to the corresponding information on the Underwriting File. We provided the applicable Mortgage Loan Sellers a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to only identify differences where the tax expense and insurance expense amounts in the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files or Appraisal(s) (as applicable) exceeded a -5% and -$10,000 variance from the corresponding amounts on the Underwriting File and that were not explained in the Underwriting Instructions and Adjustments.

We performed no procedures to compare any information in the Tax Bills to any of the corresponding information on the Tax Assessor Websites, Insurance Bills, Insurance Review Files or Appraisal(s).

Attachment A Page 5 of 8

Lease Expiration and Termination Comparison Procedures

5.	Using:
a.	Information in the Lease Abstracts,
b.	Information in the Leases,
c.	Information on the Borrower Rent Roll Files,
d.	Information in the Estoppels and
e.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each of the Top 15 Mortgage Loans (as applicable) (except for the Graham Fee Portfolio Mortgage Loan and 394 Broadway Mortgage Loan), we compared:

i.	The lease expiration date only for the tenants (ordered, from largest to smallest, by the underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, as shown on the Underwritten Rent Roll, at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan and
ii.	The lease early termination options for the ten largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan,

all as shown in the Source Documents listed in a. through d. above (as applicable), to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). We provided the applicable Mortgage Loan Sellers a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Attachment A Page 6 of 8

Lease Expiration and Termination Comparison Procedures (continued)

5. (continued)

Using:

a.	Information in the Lease Abstracts,
b.	Information in the Leases,
c.	Information on the Borrower Rent Roll Files,
d.	Information in the Estoppels and
e.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan (as applicable) and the Graham Fee Portfolio Mortgage Loan and 394 Broadway Mortgage Loan, we compared:

i.	The lease expiration date for the top five tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan and
ii.	The lease early termination options only for the tenants (ordered, from largest to smallest, by the underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue, as shown on the Underwritten Rent Roll, at the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan, all as shown in the Source Documents listed in a. through d. above (as applicable), to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). We provided the applicable Mortgage Loan Sellers a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of the lease expiration date comparison procedures, the Depositor instructed us to use a materiality threshold of +/- 90 days.

We performed no procedures to compare any information in the Lease Abstracts to any of the corresponding information in the Leases, Borrower Rent Roll Files or Estoppels.

Attachment A Page 7 of 8

Underwritten Cashflow Comparison and Recalculation Procedures

6.	Using:
a.	The TTM Period revenue and expense information that is contained on the Underwriting File,
b.	The underwritten revenue and expense information that is contained on the Underwriting File and
c.	The Underwriting Instructions and Adjustments

for each $10MM+ Mortgage Loan (as applicable), we compared the underwritten revenue and expense line items, as shown on the Underwriting File, to the corresponding TTM Period revenue and expense line items, as shown on the Underwriting File. We provided the applicable Mortgage Loan Sellers a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 10%, calculated as a percentage of the TTM Period revenue and expense line item value, as shown on the Underwriting File, and
b.	Only identify differences over the 10% materiality threshold (calculated as described in a. above) that were not explained in the Underwriting Instructions and Adjustments.

Using:

a.	Information on the Underwriting Files,
b.	Information in the Source Documents,
c.	Information in the ASRs,
d.	Information on the Underwritten Rent Rolls and
e.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), and the additional instruction provided by the Depositor described in item b. of the succeeding paragraph of this Item 6., we recalculated and compared the underwritten revenue, expense and net cash flow line items on the Underwriting File. We provided the applicable Mortgage Loan Sellers a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold for each underwritten revenue, expense and net cash flow line item of +/- 5%, calculated as a percentage of the value as shown on the Underwriting File, which is also below $15,000 and
b.	Assume that an underwritten revenue or expense line item is based on the TTM Period if the Underwriting Instructions and Adjustments do not include information for such underwritten revenue or expense line item.

Attachment A Page 8 of 8

7.	Subsequent to the performance of the procedures described in Items 1. through 6. above, the Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain updated Underwriting Files, ASRs and Underwritten Rent Rolls for each Mortgage Loan (as applicable), which in certain cases included updated Underwriting Instructions and Adjustments. As instructed by the Depositor, we compared the results of the recalculations or comparisons for each Mortgage Loan that are described in Items 1. through 6. above to the corresponding information on the updated Underwriting Files, ASRs or Underwritten Rent Rolls (as applicable). All such compared information was in agreement. Attached as Exhibit 2 to Attachment A is a schedule for each Mortgage Loan (collectively, the “AUP Findings Schedules”), which contains the primary Source Documents for each Mortgage Loan that were used to perform the procedures described in Items 1. through 6. above and the results of the comparison procedures described in the preceding two sentences of this Item 7.

Exhibit 1 to Attachment A

Mortgage Loan Schedule

Mortgage Loan	Mortgage Loan Seller	Original Principal Balance
625 North Michigan Avenue	CCRE	$50,595,115
SSTII Self Storage Portfolio II	KeyBank	$46,800,000
65 Broadway	CCRE	$40,000,000
Fairfax Multifamily Portfolio	CCRE	$35,000,000
AC by Marriott San Jose	CCRE	$35,000,000
Amazon Distribution Livonia	CCRE	$34,000,000
Atrium Two	CCRE	$30,000,000
Village at Camp Bowie	Starwood	$28,500,000
Irving Market Center	Starwood	$22,500,000
FIGO Multi-State MF Portfolio I	CCRE	$22,400,000
Montgomery Commons	Starwood	$22,000,000
Loudoun Station – Building C	Starwood	$20,000,000
Stern Multifamily Portfolio	CCRE	$20,000,000
Graham Fee Portfolio	Starwood	$19,400,000
394 Broadway	CCRE	$18,650,000
Shelbourne Global Portfolio II	CCRE	$17,500,000
Gettysburg Marketplace	CCRE	$16,987,500
Meadowlands Apartments	CCRE	$15,500,000
Courtyard by Marriott - Ogden	KeyBank	$13,500,000
Entergy Building	KeyBank	$11,500,000
Aloha Mobile Home Park	CIBC	$9,800,000
Wells County MHC Portfolio	KeyBank	$9,700,000
Key Executive Office	Starwood	$8,000,000
DoubleTree Neenah	Starwood	$7,930,000
Fresenius Olympia	CCRE	$7,605,000
24025 Katy Freeway	CIBC	$6,300,000
Granite Landing Apartments	CCRE	$5,625,000
Pacific Palm	Starwood	$5,200,000
Twin Keys Apartments	Starwood	$5,000,000
Fairfield Inn & Suites Marion	CIBC	$4,900,000
Shannon Park Apartments	CIBC	$4,760,000
Concord Pike Plaza & Newport Shopping Center	CIBC	$4,250,000
98-104 Jefferson Street	CCRE	$4,000,000
Best Western Plus Crawfordsville	Starwood	$3,250,000
U-Store Self Storage Richland	KeyBank	$3,000,000
1021-1051 Tower Boulevard	CIBC	$2,850,000

Note:	For any pari passu Mortgage Loans, the original principal balance in the table above represents the portion of the whole loan that will be included in the Issuing Entity’s securitization transaction.

Exhibit 2 to Attachment A

AUP Findings Schedules

625 North Michigan Avenue

Mortgage Loan Seller: CCRE		Top 15 Loan:	Yes
Original Principal Balance: $50,595,115		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files or Appraisals for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Rent Roll Files, Borrower Operating Statement Data Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.	Lease Abstracts and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above +/-5% and +/-$15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

SSTII Self Storage Portfolio II

Mortgage Loan Seller: KeyBank		Top 15 Loan:	Yes
Original Principal Balance: $46,800,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files or Appraisals for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Rent Roll Files, Borrower Operating Statement Data Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above +/-5% and +/-$15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

65 Broadway

Mortgage Loan Seller: CCRE		Top 15 Loan:	Yes
Original Principal Balance: $40,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files or Appraisals for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Rent Roll Files, Borrower Operating Statement Data Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.	Borrower Rent Roll File, Tenant Billing Schedule, Leases and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website, Insurance Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts, Leases, Estoppels and Borrower Rent Roll File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above +/-5% and +/-$15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Fairfax Multifamily Portfolio

Mortgage Loan Seller: CCRE		Top 15 Loan:	Yes
Original Principal Balance: $35,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files or Appraisals for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Rent Roll Files, Borrower Operating Statement Data Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Appraisal, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above +/-5% and +/-$15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

AC by Marriott San Jose

Mortgage Loan Seller: CCRE		Top 15 Loan:	Yes
Original Principal Balance: $35,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files or Appraisals for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Rent Roll Files, Borrower Operating Statement Data Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Operating Statement Data Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Tax Assessor Website and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above +/-5% and +/-$15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Amazon Distribution Livonia

Mortgage Loan Seller: CCRE		Top 15 Loan:	Yes
Original Principal Balance: $34,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files or Appraisals for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Rent Roll Files, Borrower Operating Statement Data Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Leases	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.	Lease Abstracts and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above +/-5% and +/-$15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Atrium Two

Mortgage Loan Seller: CCRE		Top 15 Loan:	Yes
Original Principal Balance: $30,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files or Appraisals for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Rent Roll Files, Borrower Operating Statement Data Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.	Tenant Billing Schedule and Underwriting Instructions and Adjusments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases, Estoppels and Borrower Rent Roll File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above +/-5% and +/-$15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Village at Camp Bowie

Mortgage Loan Seller: Starwood		Top 15 Loan:	Yes
Original Principal Balance: $28,500,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files or Appraisals for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Rent Roll Files, Borrower Operating Statement Data Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Rent Roll Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.	Borrower Rent Roll File, Leases, Lease Abstracts and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Insurance Review File and Tax Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts, Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above +/-5% and +/-$15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Irving Market Center

Mortgage Loan Seller: Starwood		Top 15 Loan:	Yes
Original Principal Balance: $22,500,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files or Appraisals for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Rent Roll Files, Borrower Operating Statement Data Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Rent Roll File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.	Lease Abstracts and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts, Leases, Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above +/-5% and +/-$15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

FIGO Multi-State MF Portfolio I

Mortgage Loan Seller: CCRE		Top 15 Loan:	Yes
Original Principal Balance: $22,400,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files or Appraisals for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Rent Roll Files, Borrower Operating Statement Data Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above +/-5% and +/-$15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Montgomery Commons

Mortgage Loan Seller: Starwood		Top 15 Loan:	Yes
Original Principal Balance: $22,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files or Appraisals for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Rent Roll Files, Borrower Operating Statement Data Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File, Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.	Lease Abstracts and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases, Lease Abstracts, Estoppels and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above +/-5% and +/-$15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Loudoun Station – Building C

Mortgage Loan Seller: Starwood		Top 15 Loan:	Yes
Original Principal Balance: $20,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files or Appraisals for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Rent Roll Files, Borrower Operating Statement Data Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Rent Roll Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.	Tenant Billing Schedule	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Estoppels and Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above +/-5% and +/-$15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Mortgage Loan Seller: CCRE		Top 15 Loan:	Yes
Original Principal Balance: $20,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files or Appraisals for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Rent Roll Files, Borrower Operating Statement Data Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Rent Roll File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above +/-5% and +/-$15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Graham Fee Portfolio

Mortgage Loan Seller: Starwood		Top 15 Loan:	Yes
Original Principal Balance: $19,400,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files or Appraisals for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Rent Roll Files, Borrower Operating Statement Data Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above +/-5% and +/-$15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

394 Broadway

Mortgage Loan Seller: CCRE		Top 15 Loan:	Yes
Original Principal Balance: $18,650,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files or Appraisals for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Rent Roll Files, Borrower Operating Statement Data Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above +/-5% and +/-$15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Shelbourne Global Portfolio II

Mortgage Loan Seller: CCRE		Top 15 Loan:	No
Original Principal Balance: $17,500,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files or Appraisals for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Rent Roll Files, Borrower Operating Statement Data Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Borrower Rent Roll File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above +/-5% and +/-$15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Gettysburg Marketplace

Mortgage Loan Seller: CCRE		Top 15 Loan:	No
Original Principal Balance: $16,987,500		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files or Appraisals for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Rent Roll Files, Borrower Operating Statement Data Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts, Estoppels and Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above +/-5% and +/-$15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Meadowlands Apartments

Mortgage Loan Seller: CCRE		Top 15 Loan:	No
Original Principal Balance: $15,500,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files or Appraisals for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Rent Roll Files, Borrower Operating Statement Data Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above +/-5% and +/-$15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Courtyard by Marriott - Ogden

Mortgage Loan Seller: KeyBank		Top 15 Loan:	No
Original Principal Balance: $13,500,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files or Appraisals for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Appraisal and Borrower Operating Statement Data Files	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Rent Roll Files, Borrower Operating Statement Data Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Operating Statement Data Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above +/-5% and +/-$15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Entergy Building

Mortgage Loan Seller: KeyBank		Top 15 Loan:	No
Original Principal Balance: $11,500,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information on the Borrower Operating Statement Data Files or Appraisals for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the $10MM+ Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Borrower Rent Roll Files, Borrower Operating Statement Data Files or Leases to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Rent Roll File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above +/-10% and +/-$10,000.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered, from largest to smallest, by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above +/-5% and +/-$15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Aloha Mobile Home Park

Mortgage Loan Seller: CIBC		Top 15 Loan:	No
Original Balance: $9,800,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Wells County MHC Portfolio

Mortgage Loan Seller: KeyBank		Top 15 Loan:	No
Original Balance: $9,700,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
**N/A: Not Applicable

Key Executive Office

Mortgage Loan Seller: Starwood		Top 15 Loan:	No
Original Balance: $8,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

DoubleTree Neenah

Mortgage Loan Seller: Starwood		Top 15 Loan:	No
Original Balance: $7,930,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Fresenius Olympia

Mortgage Loan Seller: CCRE		Top 15 Loan:	No
Original Balance: $7,605,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Appraisal	No Exceptions Noted
**N/A: Not Applicable

24025 Katy Freeway

Mortgage Loan Seller: CIBC		Top 15 Loan:	No
Original Balance: $6,300,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Appraisal	No Exceptions Noted
**N/A: Not Applicable

Granite Landing Apartments

Mortgage Loan Seller: CCRE		Top 15 Loan:	No
Original Balance: $5,625,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Pacific Palm

Mortgage Loan Seller: Starwood		Top 15 Loan:	No
Original Balance: $5,200,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
**N/A: Not Applicable

Twin Keys Apartments

Mortgage Loan Seller: Starwood		Top 15 Loan:	No
Original Balance: $5,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Fairfield Inn & Suites Marion

Mortgage Loan Seller: CIBC		Top 15 Loan:	No
Original Balance: $4,900,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
**N/A: Not Applicable

Shannon Park Apartments

Mortgage Loan Seller: CIBC		Top 15 Loan:	No
Original Balance: $4,760,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Concord Pike Plaza & Newport Shopping Center

Mortgage Loan Seller: CIBC		Top 15 Loan:	No
Original Balance: $4,250,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Borrower Rent Roll File, Tenant Billing Schedule, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

98-104 Jefferson Street

Mortgage Loan Seller: CCRE		Top 15 Loan:	No
Original Balance: $4,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Best Western Plus Crawfordsville

Mortgage Loan Seller: Starwood		Top 15 Loan:	No
Original Balance: $3,250,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

U-Store Self Storage Richland

Mortgage Loan Seller: KeyBank		Top 15 Loan:	No
Original Balance: $3,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
**N/A: Not Applicable

1021-1051 Tower Boulevard

Mortgage Loan Seller: CIBC		Top 15 Loan:	No
Original Balance: $2,850,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information on the Borrower Operating Statement Data Files, Appraisals, Borrower Rent Roll Files or Tenant Billing Schedules for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable